Intangible Assets	6 Months Ended
Jun. 30, 2026
Intangible Assets [Abstract]
Intangible assets

Note 8. Intangible assets

At June 30, 2026 and December 31, 2025, intangible assets consisted of the following:

	June 30,	December 31,
	2026	2025
Software	$81,974	$82,430
Application development	1,344,700	1,352,182
	1,426,674	1,434,612
Accumulated amortization	(914,346)	(721,597)
Intangible assets, net of accumulated amortization	$512,328	$713,015

Based on the carrying value of definite-lived intangible assets as of June 30, 2026, the Company estimates its amortization expense for following years will be as follows:

Amortization expense
Periods Ended June 30,
2026	$183,302
2027	242,840
2028	86,186
Total amortization expense	$512,328

Amortization expense of intangible assets for the six months ended June 30, 2026 and 2025 were US$198,957 and US$302,950, respectively.